Time Charters Acquired (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Amortization of above-market acquired time charter contract to revenues
2017	$ 3,653
2018	5,267
Total	$ 8,920	$ 12,514